Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party note receivable	$ 0	$ 115
7.5% Term Loan due November 30, 2023 | Notes Payable, Other Payables
Related Party Transaction [Line Items]
Debt forgiven		300
Affiliated Entity | Leonardo S.p.A.
Related Party Transaction [Line Items]
Revenue from related parties	11	26	$ 16
Receivables	2	5
Payables	1	8
Affiliated Entity | US Holdings | 7.5% Term Loan due November 30, 2023 | Notes Payable, Other Payables
Related Party Transaction [Line Items]
Debt forgiven		300
Affiliated Entity | US Holdings | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Related party note receivable	$ 0	$ 115
Affiliated Entity | US Holdings | Minimum | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Variable rate spread	0.05%
Affiliated Entity | US Holdings | Maximum | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Variable rate spread	0.20%